Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Paper 11.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Banking 11.0%
Toronto-Dominion Bank (The)
Series 204-2
10/23/2020	0.130%	12,000,000	11,999,004
Total Commercial Paper (Cost $11,999,047)			11,999,004

Treasury Bills 13.8%

United States 13.8%
U.S. Treasury Bills
10/13/2020	0.070%	15,000,000	14,999,611
Total Treasury Bills (Cost $14,999,641)			14,999,611

U.S. Government & Agency Obligations 22.0%

Federal Agricultural Mortgage Corp. Discount Notes
10/23/2020	0.080%	12,000,000	11,999,386
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Discount Notes
10/28/2020	0.070%	12,000,000	11,999,347
Total U.S. Government & Agency Obligations (Cost $23,998,783)			23,998,733

Money Market Funds 44.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(b)	48,259,744	48,254,918
Total Money Market Funds (Cost $48,240,966)		48,254,918
Total Investments in Securities (Cost: $99,238,437)		99,252,266
Other Assets & Liabilities, Net		9,663,818
Net Assets		108,916,084
At September 30, 2020, securities and/or cash totaling $8,830,296 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	30	11/2020	USD	1,282,500	55,156	—
Brent Crude	67	01/2021	USD	2,911,820	—	(175,617)
Cocoa	36	12/2020	USD	916,560	139,523	—
Coffee	5	12/2020	USD	208,031	19,060	—
Coffee	53	03/2021	USD	2,239,913	—	(109,502)
Copper	12	12/2020	USD	909,750	197,927	—
Copper	88	03/2021	USD	6,685,800	337,577	—
Corn	29	12/2020	USD	549,550	64,479	—
Corn	266	03/2021	USD	5,163,725	652,298	—
Cotton	13	12/2020	USD	427,635	41,637	—
Cotton	37	03/2021	USD	1,230,990	53,802	—
Feeder Cattle	12	01/2021	USD	841,800	10,756	—
Feeder Cattle	2	01/2021	USD	140,300	—	(681)
Gas Oil	5	11/2020	USD	166,875	—	(19,725)
Gas Oil	35	03/2021	USD	1,227,625	11,642	—
Gold 100 oz.	19	12/2020	USD	3,601,450	336,354	—
Gold 100 oz.	76	02/2021	USD	14,459,760	—	(687,584)
Lean Hogs	15	12/2020	USD	378,600	10,890	—
Lean Hogs	4	12/2020	USD	100,960	—	(4,634)
Lean Hogs	53	02/2021	USD	1,441,600	136,483	—
Live Cattle	16	12/2020	USD	719,040	13,938	—
Live Cattle	69	02/2021	USD	3,198,150	22,073	—
Natural Gas	104	10/2020	USD	2,628,080	197,397	—
Natural Gas	9	10/2020	USD	227,430	—	(19,632)
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Natural Gas	9	02/2021	USD	278,910	2,470	—
Natural Gas	284	02/2021	USD	8,801,160	—	(184,731)
Nickel	16	11/2020	USD	1,392,120	12,543	—
Nickel	29	03/2021	USD	2,533,310	—	(84,650)
NY Harbor ULSD Heat Oil	2	10/2020	USD	96,785	—	(11,647)
NY Harbor ULSD Heat Oil	21	02/2021	USD	1,063,692	25,320	—
Palladium	4	12/2020	USD	932,200	43,008	—
Primary Aluminum	6	11/2020	USD	262,838	—	(3,857)
Primary Aluminum	83	03/2021	USD	3,694,019	—	(59,552)
RBOB Gasoline	17	10/2020	USD	843,662	22,045	—
RBOB Gasoline	26	02/2021	USD	1,303,957	78,458	—
RBOB Gasoline	1	02/2021	USD	50,152	—	(1,011)
Silver	9	12/2020	USD	1,057,230	—	(154,184)
Silver	36	03/2021	USD	4,252,860	—	(691,861)
Soybean	29	11/2020	USD	1,484,075	214,692	—
Soybean	107	03/2021	USD	5,462,350	179,805	—
Soybean Meal	11	12/2020	USD	377,080	43,744	—
Soybean Meal	99	03/2021	USD	3,351,150	169,869	—
Soybean Oil	30	12/2020	USD	596,340	22,000	—
Soybean Oil	28	12/2020	USD	556,584	—	(4,909)
Soybean Oil	124	03/2021	USD	2,475,288	—	(39,284)
Sugar #11	254	02/2021	USD	3,843,325	231,665	—
Wheat	13	12/2020	USD	375,700	36,144	—
Wheat	6	12/2020	USD	152,925	12,746	—
Wheat	98	03/2021	USD	2,860,375	354,055	—
Wheat	55	03/2021	USD	1,425,188	213,626	—
WTI Crude	3	10/2020	USD	120,660	7,683	—
WTI Crude	28	10/2020	USD	1,126,160	—	(38,767)
WTI Crude	111	02/2021	USD	4,603,170	208,041	—
Zinc	6	11/2020	USD	359,550	2,026	—
Zinc	50	03/2021	USD	3,021,563	—	(50,434)
Total					4,180,932	(2,342,262)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	130,827,549	400,119,262	(482,705,845)	13,952	48,254,918	37,382	627,660	48,259,744
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2020